Benefit Plans - Assets in Excess of (Less than) Benefit Obligation , Other Amounts Recognized in Other Comprehensive Loss and Accumulated Other Comprehensive Income (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Assets in excess of (less than) benefit obligation
Assets in excess of (less than) benefit obligation, Vested amount	$ (7,039)
Additional benefits required	(1,979)
Projected benefit obligation	(9,018)
Funded amount	7,521
Unfunded amount	(1,497)
Other amounts recognized in other comprehensive loss during the year ended December 31, 2013
Assets in excess of (less than) benefit obligation at end of period	(1,497)
Amounts recorded in the consolidated balance sheet consist of:
Accrued benefit liability	(1,497)	(715)
Total recorded	(1,497)
Amounts recorded in accumulated other comprehensive income consist of:
Pension obligation adjustment	1,168
Total recorded in accumulated other comprehensive income	$ 1,168